Commitments and Contingencies (Tables)	6 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Lease Payments under Short-Term Lease and Long-Term Operating Leases

The total future minimum lease payments under the short-term lease and long-term operating leases with respect to the office as of December 31, 2024 are payable as follows:

	Payment due to schedule
	Within one year	One to three years	Above three years	Total
	US$	US$	US$	US$
Short-term office rental fees	47,518	11,879	-	59,397
Long-term office rental fees	19,066	146,310	65,286	230,662